Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of intangible assets

	2025	2024
	US$	US$
Cost
Beginning of financial year	6,064,363	4,349,839
Additions - internal development	1,122,174	1,714,524
Translation differences	146,939	-
End of financial year	7,333,476	6,064,363

Accumulated amortisation
Beginning of financial year	3,087,052	1,968,374
Amortization	1,633,857	1,118,678
Translation differences	178,113
End of financial year	4,899,022	3,087,052

Net book value
End of financial year	2,434,454	2,977,311